Alger International Opportunities Fund Annual Fund Operating Expenses - Class A B C Shares [Member] - Alger International Opportunities Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.25%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.96%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	2.08%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .60%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .71%.
[2]	For the year ended October 31, 2025, the Manager voluntarily waived .66% of Class B Shares’ expenses, equal to $95,853, which is not reflected in the above table. Such waiver is not guaranteed to continue.